INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current income tax (expense) / income	€ (1,044)	€ (2,908)	€ (1,839)
thereof prior years	168	(6)	(35)
Deferred tax (expense) / income	(1,735)	4,832	(3,357)
thereof temporary differences	(1,853)	12,693	(12,367)
thereof tax loss/interest carryforwards	118	(7,861)	9,010
Income tax as per statement of profit or loss	€ (2,778)	€ 1,924	€ (5,195)